Leases	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Leases	Leases
The activity related to the Group’s right of use asset and lease liability for the year ended December 31, 2020 and 2019 is as follows:

	Right of use asset, net
	2020 $000s	2019 $000s

Balance at January 1,	22,383	10,353
Additions	—	19,434
Subleases	—	(2,580)
Depreciation	(2,699)	(3,237)
Adjustments	414	—
Deconsolidated	—	(1,587)
Balance at December 31,	20,098	22,383

	Total lease liability
	2020 $000s	2019 $000s

Balance at January 1,	37,843	10,995
Additions	—	30,305
Cash paid for rent (principal + interest)	(5,263)	(4,173)
Interest expense	2,354	2,495
Adjustments	414	—
Deconsolidated	—	(1,779)
Balance at December 31,	35,348	37,843
The following details the short term and long-term portion of the lease liability as at December 31, 2020 and 2019:

	Total lease liability
	2020 $000s	2019 $000s

Short-term Portion of Lease Liability	3,261	2,929
Long-term Portion of Lease Liability	32,088	34,914
Total Lease Liability	35,348	37,843
The following table details the future maturities of the lease liability, showing the undiscounted lease payments to be paid after the reporting date:

2020 $000s

Less than one year	5,422
One to two years	5,609
Two to three years	6,275
Three to four years	6,489
Four to five years	5,101
More than five years	16,452
Total undiscounted lease maturities	45,348
Interest	10,000
Total lease liability	35,348
During the year ended December 31, 2019, PureTech entered into a lease agreement for certain premises consisting of approximately 50,858 rentable square feet of space located at 6 Tide Street. The lease commenced on April 26, 2019 (“Commencement Date”) for an initial term consisting of ten years and three months and there is an option to extend for two consecutive periods of five years each. The Company assessed at lease commencement date whether it is reasonably certain to exercise the extension options and deemed such options not reasonably certain to be exercised. The Company will reassess whether it is reasonably certain to exercise the options only if there is a significant event or significant changes in circumstances within its control.
On June 26, 2019, PureTech executed a sublease agreement with Gelesis. The lease is for the approximately 9,446 rentable square feet located on the sixth floor of the Company’s former offices at the 501 Boylston Street building. The sublessee obtained possession of the premises on June 1, 2019 and the rent period term began on June 1, 2019 and expires on August 31, 2025. The sublease was determined to be a finance lease and the Group, therefore, derecognized the right of use asset and recognized a lease receivable at inception of the sublease. As of December 31, 2020 the balances related to the sublease were as follows:

Total lease receivable $000s

Short-term Portion of Lease Receivable	381
Long-term Portion of Lease Receivable	1,700
Total Lease Receivable	2,082
The following table details the future maturities of the lease receivable, showing the undiscounted lease payments to be received after the reporting date:

2020 $000s

Less than one year	494
One to two years	504
Two to three years	513
Three to four years	523
Four to five years	353
More than five years	—
Total undiscounted lease receivable	2,387
Unearned Finance income	305
Net investment in the lease	2,082
On August 6, 2019, PureTech executed a sublease agreement with Dewpoint Therapeutics, Inc. (“Dewpoint”). The sublease is for approximately 11,852 rentable square feet located on the third floor of the 6 Tide Street building, where the Company’s offices are currently located. Dewpoint obtained possession of the premises on September 1, 2019 with a rent period term that began on September 1, 2019 and expires on August 31, 2021. The sublease was determined to be an operating lease.
Rental income recognized by the Company during the year ended December 31, 2020 was $1.08 million and is included in the Other income/(expense) line item in the Consolidated Statements of Comprehensive Income/(Loss). The following table details the future payments under the sublease, showing the undiscounted lease payments to be received after the reporting date:

2020 $000s

Less than one year	722
Total	722
Total rent expense under the Group's operating leases was approximately $2.5 million during the year ended December 31, 2018. Rent expense is included in the General and administrative expenses line item in the Consolidated Statements of Comprehensive Income/(Loss).